Schedule of Activity in Investment (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Investments, All Other Investments [Abstract]
Initial recognition at fair value (September 30, 2025)		$ 1,500,000	$ 1,500,000
Shares, Initial recognition at fair value	1,457	1,500
Proceeds from redemption		$ (50,000)	$ (50,000)
Proceeds from redemption, shares value	(23)	(43)
Impairment charges
Observable price adjustments
Ending balance	$ 1,424,983	$ 1,450,000	$ 1,450,000
Shares, Initial recognition at fair value	1,434	1,457	1,457
Beginning balance	$ 1,450,000
Initial recognition at fair value, shares			1,500
Proceeds from redemption	$ (25,017)		$ (50,000)